Revenue - Transition Disclosures, Statement of Earnings (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Transition Disclosures
Revenue	$ 79,591	$ 79,139		$ 79,919
Cost	42,655	42,196	[1]	41,403	[1]
Gross profit	36,936	36,943	[1]	38,516	[1]
Selling, general and administrative	19,366	19,680	[1]	20,869	[1]
Income from continuing operations before income taxes	11,342	11,400		12,330
Provision for income taxes (Note N)	2,619	5,642		449
Net income	$ 8,728	$ 5,753		$ 11,872
Earnings/(loss) per share of common stock - continuing operations:
Assuming dilution (in dollars per share)	$ 9.51	$ 6.14		$ 12.39
Basic (in dollars per share)	$ 9.56	$ 6.17		$ 12.44
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments from Prior GAAP
Transition Disclosures
Revenue	$ 63
Cost	40
Gross profit	23
Selling, general and administrative	(7)
Income from continuing operations before income taxes	30
Provision for income taxes (Note N)	6
Net income	$ 24
Earnings/(loss) per share of common stock - continuing operations:
Assuming dilution (in dollars per share)	$ 0.03
Basic (in dollars per share)	$ 0.03
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjusted Amounts under Prior GAAP
Transition Disclosures
Revenue	$ 79,528
Cost	42,615
Gross profit	36,912
Selling, general and administrative	19,373
Income from continuing operations before income taxes	11,312
Provision for income taxes (Note N)	2,613
Net income	$ 8,704
Earnings/(loss) per share of common stock - continuing operations:
Assuming dilution (in dollars per share)	$ 9.49
Basic (in dollars per share)	$ 9.54

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.